Fair Value Measurements - Quantitative information regarding Level 3 fair value measurements of the working capital loan (Details)	Mar. 31, 2023 USD ($) $ / shares Y	Dec. 31, 2022 USD ($)	Dec. 31, 2021 Y $ / shares
Fair Value Measurements
Principal Outstanding | $	$ 2,234,300	$ 1,500,000
Level 3 | Working capital loans
Fair Value Measurements
Principal Outstanding | $	$ 2,234,300
Level 3 | Unit Price | Forward Purchase Agreement
Fair Value Measurements
Measurement input | $ / shares	10.02		10.00
Level 3 | Expected Remaining Term (in years) | Forward Purchase Agreement
Fair Value Measurements
Measurement input | Y	0.50		0.16
Level 3 | Expected Remaining Term (in years) | Working capital loans
Fair Value Measurements
Measurement input | Y	0.5
Level 3 | Volatility | Working capital loans
Fair Value Measurements
Measurement input	0.464
Level 3 | Risk-Free Rate | Forward Purchase Agreement
Fair Value Measurements
Measurement input	0.0482		0.0418
Level 3 | Risk-Free Rate | Working capital loans
Fair Value Measurements
Measurement input	0.0482